Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor Founders Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class Z
Trading Symbol	FIFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4
Fidelity Advisor Founders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class I
Trading Symbol	FIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class Z
Trading Symbol	FMCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 4	0.62%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.62%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Series Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Discovery Fund
Class Name	Fidelity® Series Small Cap Discovery Fund
Trading Symbol	FJACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,552,358,929
Holdings Count | shares	116
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,552,358,929
Number of Holdings	116
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.3 Information Technology 17.3 Financials 15.2 Consumer Discretionary 10.4 Health Care 7.0 Materials 6.4 Consumer Staples 5.6 Energy 5.0 Utilities 2.0 Communication Services 0.1 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.6 Canada 3.9 Puerto Rico 1.5 India 0.9 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 4.3 Genpact Ltd 4.2 Beacon Roofing Supply Inc 3.3 Insight Enterprises Inc 3.1 FirstCash Holdings Inc 2.7 Murphy USA Inc 2.7 ASGN Inc 2.5 Primerica Inc 2.4 Maximus Inc 2.3 Lumentum Holdings Inc 2.1 29.6
Fidelity Advisor Founders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class C
Trading Symbol	FIFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.76%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4
Fidelity Advisor Mid-Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class I
Trading Symbol	FMCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 5	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Discovery Fund
Class Name	Fidelity® Small Cap Discovery Fund
Trading Symbol	FSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 2,294,023,755
Holdings Count | shares	116
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,294,023,755
Number of Holdings	116
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.3 Information Technology 17.1 Financials 15.1 Consumer Discretionary 11.4 Health Care 6.9 Materials 6.6 Energy 6.1 Consumer Staples 5.5 Utilities 1.9 Communication Services 0.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.8 Canada 4.8 Puerto Rico 1.4 India 0.9 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 4.3 Genpact Ltd 4.0 Beacon Roofing Supply Inc 3.3 Insight Enterprises Inc 3.0 Maximus Inc 2.6 FirstCash Holdings Inc 2.6 ASGN Inc 2.6 Murphy USA Inc 2.5 Laureate Education Inc 2.4 Primerica Inc 2.3 29.6
Fidelity Mid-Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund
Trading Symbol	FMCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Mid-Cap Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund Class K
Trading Symbol	FKMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Small Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock Fund
Class Name	Fidelity® Small Cap Stock Fund
Trading Symbol	FSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 1,178,053,648
Holdings Count | shares	159
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,178,053,648
Number of Holdings	159
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.0 Financials 17.8 Information Technology 15.7 Health Care 12.9 Consumer Discretionary 10.9 Materials 6.6 Consumer Staples 5.4 Energy 4.4 Utilities 3.6 Real Estate 3.6 Communication Services 0.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.2 Canada 3.8 United Kingdom 1.6 Taiwan 1.2 Israel 1.2 Puerto Rico 1.0 Japan 0.7 Thailand 0.6 India 0.5 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 3.2 Grand Canyon Education Inc 3.0 Lumentum Holdings Inc 2.6 Baldwin Insurance Group Inc/The Class A 2.6 Selective Insurance Group Inc 2.5 Murphy USA Inc 2.5 Ciena Corp 2.2 FirstCash Holdings Inc 2.1 Insight Enterprises Inc 2.0 Brookfield Infrastructure Corp Class A (United States) 2.0 24.7
Fidelity Large Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock K6 Fund
Class Name	Fidelity® Large Cap Stock K6 Fund
Trading Symbol	FCLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 63,676,577
Holdings Count | shares	184
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$63,676,577
Number of Holdings	184
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.2 Industrials 16.2 Financials 15.7 Health Care 10.5 Communication Services 9.5 Energy 8.5 Consumer Staples 4.6 Consumer Discretionary 2.9 Materials 1.7 Utilities 1.1 Real Estate 0.8 Common Stocks 92.7 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) United States 92.2 Canada 2.0 Germany 1.1 Zambia 1.0 Belgium 0.9 United Kingdom 0.7 Netherlands 0.6 France 0.5 Taiwan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 Wells Fargo & Co 5.8 NVIDIA Corp 5.1 Exxon Mobil Corp 5.0 GE Aerospace 5.0 Meta Platforms Inc Class A 3.0 Boeing Co 2.8 GE Vernova Inc 2.7 Apple Inc 2.6 Bank of America Corp 2.4 40.6
Fidelity Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity® Large Cap Stock Fund
Trading Symbol	FLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 5,050,446,146
Holdings Count | shares	186
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,050,446,146
Number of Holdings	186
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.4 Industrials 16.7 Financials 16.2 Health Care 10.9 Communication Services 9.6 Energy 8.7 Consumer Staples 4.9 Consumer Discretionary 3.0 Materials 1.8 Utilities 1.2 Real Estate 0.8 Common Stocks 95.2 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Canada 2.0 Germany 1.0 Zambia 1.0 Belgium 0.9 United Kingdom 0.8 Netherlands 0.7 France 0.5 Taiwan 0.5 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 Wells Fargo & Co 5.9 Exxon Mobil Corp 5.2 NVIDIA Corp 5.1 GE Aerospace 5.0 Meta Platforms Inc Class A 2.9 Boeing Co 2.8 GE Vernova Inc 2.7 Apple Inc 2.6 Bank of America Corp 2.5 40.9
Fidelity Advisor Mid-Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class A
Trading Symbol	FMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 6	0.98%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.98%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Advisor Mid-Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class M
Trading Symbol	FMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 8	1.23%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.23%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Founders Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity® Founders Fund
Trading Symbol	FIFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4
Fidelity Advisor Mid-Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class C
Trading Symbol	FMCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 12	1.76%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	1.76%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,481,040,156
Holdings Count | shares	180
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 14.1 Consumer Discretionary 13.2 Information Technology 9.4 Health Care 9.2 Materials 7.0 Real Estate 6.5 Energy 4.9 Consumer Staples 3.9 Utilities 2.5 Communication Services 2.0 Common Stocks 95.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 Canada 2.9 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.4 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Acuity Brands Inc 1.1 12.8
Fidelity Series Small Cap Core Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Core Fund
Class Name	Fidelity® Series Small Cap Core Fund
Trading Symbol	FSSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,193,565,446
Holdings Count | shares	231
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,193,565,446
Number of Holdings	231
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.2 Industrials 16.5 Health Care 15.9 Information Technology 12.4 Consumer Discretionary 9.4 Real Estate 6.7 Energy 5.0 Materials 3.8 Consumer Staples 2.8 Communication Services 2.4 Utilities 2.1 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 Israel 1.3 Canada 1.3 United Kingdom 0.8 Bahamas (Nassau) 0.6 Puerto Rico 0.6 Cameroon 0.5 India 0.4 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Vaxcyte Inc 1.1 Applied Industrial Technologies Inc 1.0 Wintrust Financial Corp 1.0 Cadence Bank 1.0 Brink's Co/The 1.0 Baldwin Insurance Group Inc/The Class A 1.0 First Interstate BancSystem Inc Class A 0.9 Ensign Group Inc/The 0.9 FTAI Aviation Ltd 0.9 Western Alliance Bancorp 0.9 9.7
Fidelity Mid-Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock K6 Fund
Class Name	Fidelity® Mid-Cap Stock K6 Fund
Trading Symbol	FNKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,018,352,553
Holdings Count | shares	180
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,018,352,553
Number of Holdings	180
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.3 Financials 14.7 Consumer Discretionary 13.6 Information Technology 9.6 Health Care 9.0 Materials 7.5 Real Estate 6.6 Energy 5.0 Consumer Staples 4.0 Utilities 2.4 Communication Services 2.1 Common Stocks 96.6 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 Canada 3.1 United Kingdom 2.2 Italy 1.8 Belgium 0.8 Thailand 0.8 Brazil 0.6 Israel 0.5 Japan 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 1.5 Imperial Oil Ltd 1.5 American Financial Group Inc/OH 1.4 AECOM 1.3 Jones Lang LaSalle Inc 1.3 Wintrust Financial Corp 1.2 TransUnion 1.2 M&T Bank Corp 1.2 Allison Transmission Holdings Inc 1.2 Fortune Brands Innovations Inc 1.2 13.0
Fidelity Small Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock K6 Fund
Class Name	Fidelity® Small Cap Stock K6 Fund
Trading Symbol	FKICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 19,700,526
Holdings Count | shares	158
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$19,700,526
Number of Holdings	158
Portfolio Turnover	132%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.4 Industrials 17.6 Information Technology 15.2 Health Care 14.7 Consumer Discretionary 10.4 Materials 6.2 Consumer Staples 5.2 Energy 4.4 Utilities 3.5 Real Estate 3.4 Communication Services 0.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.1 Canada 3.7 United Kingdom 1.5 Taiwan 1.2 Israel 1.2 Puerto Rico 1.0 Japan 0.7 Thailand 0.6 India 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 3.1 Grand Canyon Education Inc 3.0 Lumentum Holdings Inc 2.6 Baldwin Insurance Group Inc/The Class A 2.5 Murphy USA Inc 2.4 Selective Insurance Group Inc 2.3 Ciena Corp 2.2 FirstCash Holdings Inc 2.1 Brookfield Infrastructure Corp Class A (United States) 2.0 Insight Enterprises Inc 1.8 24.0
Fidelity Advisor Founders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class M
Trading Symbol	FIFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.26%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.26%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4
Fidelity Advisor Founders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class A
Trading Symbol	FIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.01%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%
Net Assets	$ 163,232,092
Holdings Count | shares	150
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.7 Financials 14.9 Communication Services 14.4 Health Care 6.8 Industrials 6.8 Real Estate 4.5 Energy 2.5 Materials 0.6 Consumer Staples 0.3 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 89.0 Canada 4.7 Italy 1.7 China 1.3 Germany 0.8 Spain 0.7 Netherlands 0.5 Taiwan 0.5 France 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Microsoft Corp 6.4 Meta Platforms Inc Class A 5.0 Alphabet Inc Class C 4.6 Amazon.com Inc 4.5 Apollo Global Management Inc 3.1 Netflix Inc 2.6 Blackrock Inc 2.2 Oracle Corp 1.9 Analog Devices Inc 1.7 40.4